Significant accounting policies - New Accounting Pronouncements (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Impact of new accounting pronouncements
Deferred tax asssets decrease	$ 527	$ 423
Deferred tax liabilities decrease	(957)	$ (965)
Accounting Standards Update 2015-17 | Scenario Forecast Adjustment
Impact of new accounting pronouncements
Deferred tax asssets decrease	(300)
Deferred tax liabilities decrease	$ (300)